Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of Future Minimum Lease Payments Under Operating Leases and Payments to be Received
Future minimum lease payments under non-cancellable leases as of December 31, 2020 were as follows:

Operating Leases	($ million)
2021	$133
2022	98
2023	69
2024	51
2025	39
2026 and thereafter	108
Total future minimum lease payments	$498
Less: Interest	(45)
Total	$453

Schedule of Equipment on Operating Leases
A summary of equipment on operating leases as of December 31, 2020, and 2019 is as follows:

	2020	2019
	(in millions)
Equipment on operating leases	$2,442	$2,212
Accumulated depreciation	(464)	(355)
Net equipment on operating leases	$1,978	$1,857

Schedule of Undiscounted Lease Payments to be Received Under Operating Leases
The following table sets out a maturity analysis of operating lease payments, showing the undiscounted lease payments to be received after the reporting date:

Amount
(in millions)
2021	$272
2022	173
2023	90
2024	34
2025	12
2026 and thereafter	1
Total undiscounted lease payments	$582